PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.PREPAID EXPENSES AND OTHER CURRENT ASSETS

Components of other current assets which are included in the prepaid expenses and other current assets are as follows:

	As of December 31,
	2013	2014

Receivable from processing agencies (1)	$4,659	$2,332
Prepayment to suppliers	1,525	1,166
Interest receivable	721	297
Option exercise receivable	663	130
Rental deposits and prepaid rents	339	414
Staff advance	104	24
Others	879	826
Total	$8,890	$5,189

(1)

Receivables from processing agencies represented cash that had been received from customers but held by the processing agencies as of December 31, 2013 and 2014. The receivables were collected by the Group subsequent to the respective period end.